Segment Reporting (Details) - Schedule of assets and liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Total assets:
Total assets	$ 146,675,280	$ 127,472,349	[1]
Total liabilities:
Total liabilities	117,393,537	83,020,309
Directly-Operated Physical Stores [Member]
Total assets:
Total assets	8,815,957	8,754,065
Total liabilities:
Total liabilities	9,728,199	6,278,310
Online Stores and Services [Member]
Total assets:
Total assets	20,070,215	67,913,470
Total liabilities:
Total liabilities	11,812,654	42,520,849
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	117,789,108	50,804,814
Total liabilities:
Total liabilities	$ 95,852,684	$ 34,221,150

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.